June 14, 2006
VIA FEDERAL EXPRESS AND EDGAR

Re:	Chart Industries, Inc.
Amendment No. 2 to Registration Statement on
Form S-1 File No. 333-133254
Jennifer Hardy
Craig Slivka
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549-7010
Dear Ms. Hardy and Mr. Slivka:
     On behalf of Chart Industries, Inc. (the “Company”), we are providing the following responses to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated June 12, 2006 (the “Comment Letter”) relating to Amendment No. 1 to the above-referenced Registration Statement on Form S-1 filed on May 24, 2006 (the “Registration Statement”). We have also revised the Registration Statement in response to the Staff’s comments and are filing concurrently with this letter Amendment No. 2 to the Registration Statement (“Amendment No. 2”), which reflects these revisions and generally updates financial and other information.
     For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the Comment Letter. Page references in the text of this letter correspond to the pages of Amendment No. 2. The responses and information described below are based upon information provided to us by the Company.

-2-	June 14, 2006
Summary, page l
1.	We note your revised disclosure on page 27 in response to prior comment 9 of our May 11, 2006. Please provide this information in the summary where you first disclose your leading position.

In response to the Staff’s comment, the Company has added the requested disclosure on page 1.
The Acquisition, page 3
2.	Please do not use imbedded lists of information but instead provide the information in bullet format.

In response to the Staff’s comment, the Company has revised the disclosure on page 3 to remove the embedded lists and to present the information in bullet format.
Competition, page
3.	We note your supplemental response to comment 41 of our May 11, 2006 letter. Please disclose this response in the prospectus.

In response to the Staff’s comment, the Company has revised the disclosure on page 86.
Unaudited Pro Forma Financial Information, page 37
Unaudited Pro Forma Statement of Operations, page 39
4.	We have reviewed your response to prior comment 27. It does not appear that you have given effect to the number of shares whose proceeds are being used to pay the dividend in your computation of pro forma EPS. See SAB Topic 1:B(3). Please revise or advise.

In response to the Staff’s comment, the Company has added disclosure on page 42 to give effect to the number of shares whose proceeds are being used to pay the dividend in its computation of pro forma EPS.

5.	We have reviewed your response to prior comment 29. Please disclose how the interest rate of 6.625% per annum is computed. Specifically, disclose whether this is the weighted average interest rate over the period or the rate as of a given date.

In response to the Staff’s comment, the Company has added disclosure on page 41 as to how the interest rate of 6.625% was computed and disclosed that the rate was determined as of the referenced date.

-3-	June 14, 2006
Financial Statements for the Year Ended December 31, 2005
Note A — Nature of Operations and Summary of Significant Accounting Policies, page F-9
Revenue Recognition, page F-17
6.	We have reviewed your response to prior comment 54. Your response indicates you do not include unapproved change orders in accounting for revenue until the change order is approved by the customer. Please show us your proposed disclosure regarding how you treat unapproved change orders in accounting for revenue.

In response to the Staff’s comment, the Company has added disclosure on pages 72, F-17 and F-47 to indicate how the Company treats unapproved change orders in accounting for its revenue.
Earnings Per Share, page F-l9
7.	We have reviewed your response to prior comment 49. Please disclose the number of antidilutive shares by each type of security. See paragraph 40(c) of SFAS 128. Please also disclose this information in footnote 6 of your unaudited pro forma statement of operations as well as your quarterly results footnote.

In response to the Staff’s comment, the Company has added disclosure on pages 41, 42, F-19 and F-51 to disclose the number of antidilutive shares by each type of security.
Note M — Operating Segments, page F-37
8.	We have reviewed your response to prior comment 58. Please separately disclose the types of amounts included in the Corporate column for each period presented.

In response to the Staff’s comment, the Company has revised the disclosure on pages F-37 and F-53 to indicate the types of amounts included in the Corporate column for each period presented.
Financial Statements for the Period Ended March 31, 2006
General
9.	Please address the above comments in your interim filings as well.

In response to the Staff’s comment, the Company has revised the applicable disclosure in the interim financial statements to address the above comments.

-4-	June 14, 2006
* * * *
     Please call me at (212-455-3189) or Ryan Bekkerus (212-455-2293) of my firm if you wish to discuss our responses to the Comment Letter.

Very truly yours, /s/ Edward P. Tolley III Edward P. Tolley III